Schedule of Investments (unaudited)	iShares® New York Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations

New York — 98.1%
Battery Park City Authority RB
Series A, 4.00%, 11/01/44 (Call 11/01/29)	$2,000	$2,049,379
Series A, 5.00%, 11/01/22	365	370,637
Series A, 5.00%, 11/01/23	200	209,278
Series A, 5.00%, 11/01/24 (Call 11/01/23)	955	999,028
Series A, 5.00%, 11/01/25 (Call 11/01/23)	500	523,051
Series A, 5.00%, 11/01/30 (Call 11/01/23)	100	104,610
Series A, 5.00%, 11/01/49 (Call 11/01/29)	1,000	1,143,592
Series B, 5.00%, 11/01/38 (Call 11/01/29)	1,000	1,162,120
Series B, 5.00%, 11/01/40 (Call 11/01/29)	1,000	1,157,177
Buffalo Municipal Water Finance Authority RB, 4.00%, 07/01/51 (Call 07/01/29) (AGM)	380	386,706
City of Albany NY GOL, 4.00%, 03/15/31 (Call 03/15/30)	1,940	2,107,014
City of New York NY GO
4.00%, 08/01/39 (Call 08/01/30)	2,500	2,595,538
5.00%, 04/01/28	1,750	1,998,531
5.00%, 03/01/32 (Call 03/01/28)	1,400	1,567,122
Series 1, 5.00%, 08/01/23	250	259,778
Series 2015-A, 5.00%, 08/01/22	500	503,234
Series 2015-A, 5.00%, 08/01/23	400	415,645
Series A, 5.00%, 08/01/25	200	218,044
Series A, 5.00%, 08/01/26 (Call 08/01/25)	250	269,999
Series A, 5.00%, 08/01/27	1,255	1,420,961
Series A, 5.00%, 08/01/28 (Call 08/01/27)	1,000	1,114,900
Series A-1, 4.00%, 08/01/34 (Call 08/01/30)	2,000	2,097,256
Series A-1, 4.00%, 08/01/40 (Call 08/01/31)	900	940,696
Series A-1, 5.00%, 10/01/32 (PR 10/01/22)	500	506,249
Series A-1, 5.00%, 08/01/33 (Call 08/01/26)	500	545,440
Series A-1, 5.00%, 08/01/37 (Call 08/01/26)	500	543,178
Series A-1, 5.00%, 08/01/41 (Call 08/01/29)	800	888,735
Series A-6, 5.00%, 08/01/26 (Call 02/01/24)	350	366,806
Series B, 5.00%, 08/01/22	845	850,466
Series B-1, 4.00%, 10/01/39 (Call 10/01/29)	1,000	1,035,438
Series B-1, 5.00%, 12/01/33 (Call 12/01/26)	565	619,697
Series B-1, 5.00%, 12/01/41 (Call 12/01/26)	250	271,332
Series C, 5.00%, 08/01/22	475	478,072
Series C, 5.00%, 08/01/23	500	519,557
Series C, 5.00%, 08/01/26	1,000	1,112,990
Series C, 5.00%, 08/01/26 (Call 02/01/26)	1,315	1,434,757
Series C, 5.00%, 08/01/28 (Call 02/01/26)	500	543,701
Series C, 5.00%, 08/01/28 (Call 02/01/27)	645	713,553
Series C, 5.00%, 08/01/33 (Call 02/01/25)	250	266,048
Series C-1, 5.00%, 08/01/27	500	566,120
Series D, 5.00%, 12/01/35 (Call 12/01/28)	500	560,829
Series D1, 4.00%, 12/01/41 (Call 12/01/28)	1,000	1,034,643
Series D1, 5.00%, 12/01/39 (Call 12/01/28)	1,320	1,469,178
Series D-1, 5.00%, 03/01/40 (Call 03/01/30)	1,120	1,253,187
Series D-1, 5.50%, 05/01/46 (Call 05/01/32)	450	539,404
Series E, 5.00%, 08/01/23	740	768,944
Series E, 5.00%, 08/01/24	470	500,563
Series E, 5.00%, 08/01/25	230	250,751
Series E, 5.00%, 08/01/26	500	556,495
Series E-1, 4.00%, 03/01/41 (Call 03/01/28)	400	412,392
Series F-1, 5.00%, 03/01/32 (PR 03/01/23)	350	359,268
Series F-1, 5.00%, 06/01/35 (Call 06/01/25)	500	534,527
Series F-1, 5.00%, 03/01/37 (Call 03/01/23)	5	5,117
Series F-1, 5.00%, 03/01/37 (PR 03/01/23)	495	507,919
Series F-1, 5.00%, 04/01/45 (Call 04/01/28)	500	545,980

Security	Par (000)	Value
New York (continued)
Series F-3, 5.00%, 12/01/25	$500	$549,376
Series I, 5.00%, 08/01/23 (Call 08/01/22)	1,000	1,006,395
Series I, 5.00%, 08/01/27 (PR 08/01/22)	725	729,617
Series J, 5.00%, 08/01/23	1,000	1,039,113
Series J, 5.00%, 08/01/25 (Call 08/01/24)	1,100	1,165,749
Series J, 5.00%, 08/01/28 (Call 08/01/24)	1,000	1,056,721
Series J, 5.00%, 08/01/32 (Call 08/01/24)	525	554,208
City of New York NY GOL
Series F-1, 4.00%, 03/01/38 (Call 03/01/31)	2,000	2,077,327
Series F-1, 5.00%, 03/01/36 (Call 03/01/31)	1,500	1,727,472
City of Yonkers NY GOL
Series A, 5.00%, 05/01/33 (Call 11/01/29) (BAM)	280	318,401
Series C, 5.00%, 10/01/23 (BAM)	335	349,032
County of Albany NY GOL, 4.00%, 04/01/29 (Call 04/01/26)	125	132,596
County of Monroe NY GOL
4.00%, 06/01/30 (Call 06/01/29)	2,145	2,340,242
5.00%, 06/01/24	1,890	2,001,320
5.00%, 06/01/24 (AGM)	565	598,393
Series B, 5.00%, 06/01/26 (AGM)	250	274,762
County of Nassau NY GOL
Series B, 5.00%, 04/01/23	200	205,218
Series B, 5.00%, 10/01/24	1,000	1,062,880
Series B, 5.00%, 07/01/33 (Call 07/01/28) (AGM)	1,000	1,120,805
Series B, 5.00%, 04/01/43 (Call 04/01/23)	500	512,124
Series B, 5.00%, 04/01/49 (Call 04/01/30) (AGM)	1,000	1,107,095
Series C, 5.00%, 10/01/27	975	1,093,847
County of Rockland NY GOL, 5.00%, 06/15/23	500	517,598
County of Suffolk NY GOL
4.00%, 10/15/28 (Call 10/15/27) (BAM)	1,000	1,087,990
Series C, 5.00%, 05/01/25 (Call 05/01/24)	2,575	2,710,309
County of Westchester NY GOL
5.00%, 12/15/23	150	157,481
5.00%, 10/15/28	2,000	2,325,829
Series A, 5.00%, 01/01/23	900	919,030
Series A, 5.00%, 01/01/24	365	383,639
Series A, 5.00%, 12/01/24	1,000	1,074,135
Series A, 5.00%, 10/15/28	1,000	1,162,915
Series B, 5.00%, 11/15/24	125	134,119
Dutchess County Local Development Corp. RB
5.00%, 07/01/42 (Call 07/01/27)	750	814,706
5.00%, 07/01/52 (Call 07/01/32)	1,000	1,105,266
Erie County Fiscal Stability Authority RB
Series D, 5.00%, 09/01/37 (Call 09/01/27)	445	496,178
Series D, 5.00%, 09/01/38 (Call 09/01/27)	130	144,513
Series D, 5.00%, 09/01/39 (Call 09/01/27)	1,360	1,510,045
Erie County Industrial Development Agency (The) RB
5.00%, 05/01/26 (SAW)	350	386,657
5.00%, 05/01/27 (SAW)	500	563,208
5.00%, 05/01/29 (SAW)	1,000	1,160,051
Series A, 5.00%, 05/01/23 (SAW)	500	515,271
Series A, 5.00%, 05/01/25 (Call 06/13/22) (SAW)	795	795,945
Hudson Yards Infrastructure Corp. RB
4.00%, 02/15/41 (Call 02/15/32)	1,745	1,802,934
5.00%, 02/15/30 (Call 02/15/27)	1,000	1,108,316
5.00%, 02/15/34 (Call 02/15/32)	1,500	1,767,099
Series A, 4.00%, 02/15/36 (Call 02/15/27)	1,930	1,976,186
Series A, 4.00%, 02/15/44 (Call 02/15/27)	1,200	1,216,031
Series A, 5.00%, 02/15/23	375	384,099
Series A, 5.00%, 02/15/25	200	215,166
Series A, 5.00%, 02/15/26	1,745	1,917,722

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series A, 5.00%, 02/15/29 (Call 02/15/27)	$400	$444,216
Series A, 5.00%, 02/15/31 (Call 02/15/27)	100	110,608
Series A, 5.00%, 02/15/33 (Call 02/15/27)	500	549,484
Series A, 5.00%, 02/15/35 (Call 02/15/27)	1,400	1,526,020
Series A, 5.00%, 02/15/37 (Call 02/15/27)	2,795	3,022,066
Series A, 5.00%, 02/15/38 (Call 02/15/27)	500	538,464
Series A, 5.00%, 02/15/39 (Call 02/15/27)	200	214,886
Series A, 5.00%, 02/15/42 (Call 02/15/27)	200	214,162
Series A, 5.00%, 02/15/45 (Call 02/15/27)	650	693,511
Long Island Power Authority RB
4.00%, 09/01/38 (Call 09/01/31)	1,000	1,043,762
5.00%, 09/01/24	1,310	1,393,041
5.00%, 09/01/25	1,125	1,222,986
5.00%, 09/01/33 (Call 09/01/27)	1,400	1,560,231
5.00%, 09/01/33 (Call 09/01/28)	1,465	1,652,197
5.00%, 09/01/35 (Call 09/01/31)	1,115	1,279,717
5.00%, 09/01/38 (Call 09/01/28)	250	279,596
5.00%, 09/01/42 (Call 09/01/27)	1,920	2,118,943
Series A, 3.00%, 09/01/36 (Call 09/01/28)	1,950	1,801,064
Series A, 4.00%, 09/01/32 (Call 09/01/31)	895	970,782
Series A, 5.00%, 09/01/30	500	579,134
Series A, 5.00%, 09/01/35 (Call 09/01/24)	250	263,364
Series A, 5.00%, 09/01/37 (Call 09/01/22)	425	428,673
Series A, 5.00%, 09/01/37 (PR 09/01/22)	595	600,607
Series A, 5.00%, 09/01/44 (Call 09/01/24)	1,490	1,552,048
Series B, 5.00%, 09/01/29 (Call 09/01/22)	250	251,954
Series B, 5.00%, 09/01/30 (Call 09/01/26)	965	1,059,831
Series B, 5.00%, 09/01/41 (Call 09/01/26)	500	543,251
Series B, 5.00%, 09/01/45 (Call 09/01/25)	750	798,328
Series B, VRDN,1.50%, 09/01/51 (Put 09/01/26)(a)(b)	80	76,130
Series B, VRDN,1.65%, 09/01/49 (Put 09/01/24)(a)(b)	600	589,611
Metropolitan Transportation Authority RB
Series A, 0.00%, 11/15/30(c)	850	654,553
Series A, 5.00%, 11/15/24 (Call 11/15/22)	250	253,889
Series A, 5.00%, 11/15/27 (Call 05/15/27)	755	824,315
Series A, 5.00%, 11/15/43 (PR 05/15/23)	320	330,559
Series A, 5.00%, 11/15/44 (Call 05/15/32)	1,000	1,126,060
Series A-1, 4.00%, 11/15/43 (Call 05/15/30) (AGM)	1,085	1,062,746
Series A-1, 4.00%, 11/15/44 (Call 05/15/31)	1,500	1,478,756
Series A-1, 4.00%, 11/15/46 (Call 05/15/30)	350	340,363
Series A-1, 4.00%, 11/15/52 (Call 05/15/30)	1,000	958,035
Series A-1, 5.00%, 11/15/40 (Call 05/15/25)	1,330	1,371,644
Series A-1, 5.00%, 11/15/44 (Call 11/15/23)	350	360,227
Series A-1, 5.00%, 11/15/51 (Call 05/15/27)	1,000	1,057,832
Series A-1, 5.25%, 11/15/56 (Call 05/15/26)	200	209,790
Series A-2, 5.00%, 11/15/27 (Call 11/15/26)	500	543,873
Series B, 4.00%, 11/15/36 (Call 11/15/26)	350	348,258
Series B, 5.00%, 11/15/22	600	609,608
Series B, 5.00%, 11/15/24	500	528,629
Series B, 5.00%, 11/15/25	250	268,319
Series B, 5.00%, 11/15/26	750	816,143
Series B, 5.00%, 11/15/28	1,005	1,112,817
Series B, 5.00%, 11/15/44 (Call 05/15/24)	400	413,496
Series B, 5.00%, 11/15/52 (Call 05/15/29)	1,000	1,048,973
Series B, 5.25%, 11/15/26 (AGM)	1,000	1,100,123
Series B-1, 5.00%, 11/15/35 (Call 11/15/27)	1,000	1,067,472
Series B-1, 5.00%, 11/15/46 (Call 11/15/26)	630	661,907
Series C, 5.00%, 11/15/22	260	264,135
Series C, 5.00%, 11/15/22 (ETM)	150	152,535
Series C, 5.00%, 11/15/40 (Call 11/15/29)	500	533,866

Security	Par (000)	Value
New York (continued)
Series C, 5.00%, 11/15/41 (Call 11/15/22)	$275	$277,934
Series C, 5.00%, 11/15/41 (PR 11/15/22)	225	228,802
Series C, 5.00%, 11/15/42 (Call 05/15/23)	1,200	1,225,115
Series C-1, 4.00%, 11/15/35 (Call 05/15/28)	2,000	1,998,509
Series C-1, 4.00%, 11/15/38 (Call 05/15/28)	510	506,172
Series C-1, 5.00%, 11/15/25	200	214,655
Series C-1, 5.00%, 11/15/34 (Call 11/15/25)	350	365,759
Series C-1, 5.00%, 11/15/34 (Call 05/15/28)	1,200	1,278,354
Series C-1, 5.25%, 11/15/55 (Call 05/15/30)	1,000	1,079,464
Series C-2, 0.00%, 11/15/27(c)	1,000	848,120
Series C-2, 0.00%, 11/15/29(c)	1,000	784,462
Series C-2, 0.00%, 11/15/39(c)	245	121,937
Series D, 4.00%, 11/15/32 (Call 11/15/22)	250	252,643
Series D, 4.00%, 11/15/42 (Call 05/15/28)	1,250	1,236,448
Series D, 5.00%, 11/15/25 (Call 11/15/22)	1,230	1,246,027
Series D, 5.00%, 11/15/28 (Call 11/15/22)	500	507,532
Series D, 5.00%, 11/15/30 (Call 11/15/22)	890	903,407
Series D, 5.00%, 11/15/30 (Call 11/15/26)	500	537,162
Series D, 5.00%, 11/15/38 (Call 11/15/23)	250	257,846
Series D-1, 5.00%, 11/01/22	250	253,670
Series D-1, 5.00%, 11/15/39 (Call 11/15/24)	900	937,259
Series D3, 4.00%, 11/15/50 (Call 11/15/30)	1,000	963,526
Series E, 4.00%, 11/15/38 (Call 11/15/22)	105	104,212
Series E, 4.00%, 11/15/45 (Call 11/15/30)	430	423,249
Series E-1, 5.00%, 11/15/42 (Call 11/15/22)	90	90,956
Series E-1, 5.00%, 11/15/42 (PR 11/15/22)	525	533,871
Series F, 5.00%, 11/15/30 (Call 11/15/22)	250	253,173
Monroe County Industrial Development Corp. RB, 5.00%, 05/01/30 (Call 05/01/27) (SAW)	485	541,329
Monroe County Industrial Development Corp./NY RB
Series A, 4.00%, 07/01/50 (Call 07/01/30)	1,000	1,000,568
Series C, 4.00%, 07/01/43 (Call 07/01/27)	1,550	1,559,814
MTA Hudson Rail Yards Trust Obligations RB, Series A, 5.00%, 11/15/56 (Call 11/15/23)	1,000	1,030,380
Nassau County Interim Finance Authority RB
Series A, 4.00%, 11/15/32 (Call 05/15/31)	1,000	1,102,472
Series A, 4.00%, 11/15/33 (Call 05/15/31)	2,070	2,274,964
Series A, 4.00%, 11/15/35 (Call 05/15/31)	145	158,581
Series A, 5.00%, 11/15/22	1,670	1,698,218
Series A, 5.00%, 11/15/24	1,000	1,072,705
Series A, 5.00%, 11/15/29	500	591,073
Series A, 5.00%, 11/15/31 (Call 05/15/31)	500	601,928
Series A, 5.00%, 11/15/33 (Call 05/15/31)	305	363,533
Series A, 5.00%, 11/15/34 (Call 05/15/31)	540	640,040
Nassau County Sewer & Storm Water Finance Authority RB
Series A, 5.00%, 10/01/23	1,840	1,921,049
Series A, 5.00%, 10/01/24	100	106,948
New York City Industrial Development Agency RB, 4.00%, 03/01/45 (Call 09/01/30)	600	596,883
New York City Municipal Water Finance Authority RB 5.00%, 06/15/25	225	244,142
Series AA, 4.00%, 06/15/24	420	436,997
Series AA, 5.00%, 06/15/24	250	265,083
Series BB, 4.00%, 06/15/47 (Call 12/15/22)	400	400,681
Series BB, 5.00%, 06/15/47 (Call 12/15/22)	460	467,926
Series BB-1, 3.00%, 06/15/44 (Call 12/15/31)	3,400	3,018,726
Series BB-1, 5.00%, 06/15/46 (Call 06/15/27)	625	681,163
Series BB-2, 5.00%, 06/15/26 (Call 12/15/24)	1,125	1,203,463
Series BB-2, 5.00%, 06/15/32 (Call 06/15/27)	500	557,295
Series CC, 5.00%, 06/15/47 (Call 06/15/23)	370	375,852

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series CC, 5.00%, 06/15/47 (PR 06/15/23)	$330	$341,732
Series CC-2, 5.00%, 06/15/25	805	873,487
Series DD, 5.00%, 06/15/34 (Call 06/15/23)	1,205	1,243,495
Series DD, 5.00%, 06/15/35 (Call 06/15/23)	505	520,130
Series DD, 5.00%, 06/15/36 (Call 06/15/24)	2,585	2,711,836
Series DD, 5.00%, 06/15/47 (Call 12/15/26)	1,500	1,626,187
Series DD-1, 4.00%, 06/15/50 (Call 06/15/30)	500	515,912
Series DD-2, 5.00%, 06/15/24 (Call 12/15/22)	500	510,114
Series DD-2, 5.00%, 06/15/25 (Call 12/15/23)	500	524,003
Series DD-2, 5.00%, 06/15/27 (Call 12/15/25)	500	548,605
Series DD-3, 4.00%, 06/15/42 (Call 06/15/30)	500	517,427
Series EE, 4.00%, 06/15/39 (Call 06/15/32)	1,305	1,370,167
Series EE, 5.00%, 06/15/34 (Call 06/15/22)	500	500,702
Series EE, 5.00%, 06/15/40 (Call 12/15/27)	300	330,383
Series FF, 5.00%, 06/15/45 (Call 06/15/22)	1,250	1,251,756
Series GG, 5.00%, 06/15/37 (Call 06/15/25)	500	535,522
Series GG-1, 5.00%, 06/15/48 (Call 06/15/30)	1,390	1,570,691
Series GG-1, 5.00%, 06/15/50 (Call 06/15/30)	1,000	1,128,816
Series GG-2, 4.00%, 06/15/50 (Call 06/15/30)	1,000	1,031,824
New York City Transitional Finance Authority Building Aid Revenue RB
4.00%, 07/15/41 (Call 07/15/29)	1,430	1,476,382
4.00%, 07/15/44 (Call 07/15/25) (SAW)	200	203,179
Series S-1, 5.00%, 07/15/32 (Call 07/15/22) (SAW)	340	341,104
Series S-1, 5.00%, 07/15/43 (Call 01/15/25) (SAW)	685	712,951
Series S-1, 5.00%, 07/15/43 (Call 01/15/26) (SAW)	560	600,993
Series S-2, 5.00%, 07/15/40 (Call 07/15/25) (SAW)	500	525,929
Series S-3, 4.00%, 07/15/38 (Call 07/15/28) (SAW)	500	517,472
Series S-3, 4.00%, 07/15/46 (Call 07/15/28) (SAW)	380	388,254
Series S-3, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	569,334
Series S-4A, 5.00%, 07/15/31 (Call 07/15/28) (SAW)	500	569,334
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 11/01/23	325	340,684
5.00%, 05/01/32 (Call 05/01/26)	500	543,934
5.00%, 11/01/32 (Call 05/01/27)	1,500	1,660,491
5.00%, 11/01/36 (Call 11/01/30)	2,000	2,281,631
5.00%, 05/01/37 (Call 11/01/30)	1,000	1,139,121
5.00%, 05/01/40 (Call 05/01/26)	1,000	1,073,219
Series A-1, 5.00%, 08/01/24	500	532,623
Series A-1, 5.00%, 08/01/31 (Call 08/01/24)	340	359,803
Series A-1, 5.00%, 08/01/33 (Call 08/01/24)	325	342,306
Series A-1, 5.00%, 08/01/36 (Call 08/01/25)	1,000	1,068,322
Series A-1, 5.00%, 08/01/36 (Call 08/01/28)	1,000	1,107,498
Series A-1, 5.00%, 11/01/38 (Call 11/01/23)	350	360,960
Series A-1, 5.00%, 11/01/42 (Call 11/01/23)	400	412,413
Series A-2, 5.00%, 08/01/36 (Call 08/01/27)	1,000	1,104,971
Series A-3, 4.00%, 05/01/43 (Call 05/01/29)	1,000	1,031,003
Series A-3, 4.00%, 08/01/43 (Call 08/01/27)	400	410,291
Series B, 5.00%, 11/01/27 (Call 11/01/22)	500	506,988
Series B, 5.00%, 11/01/30 (Call 11/01/22)	275	278,383
Series B-1, 4.00%, 08/01/39 (Call 08/01/26)	985	1,011,269
Series B-1, 4.00%, 11/01/42 (Call 11/01/29)	1,220	1,262,845
Series B-1, 4.00%, 05/01/45 (Call 11/01/30)	200	206,422
Series B-1, 5.00%, 11/01/28 (Call 11/01/25)	500	544,515
Series B-1, 5.00%, 08/01/29 (Call 08/01/24)	500	530,213
Series B-1, 5.00%, 11/01/29 (Call 11/01/25)	200	217,463
Series B-1, 5.00%, 08/01/32 (Call 08/01/24)	885	934,621
Series B-1, 5.00%, 08/01/33 (Call 08/01/24)	1,150	1,211,236
Series B-1, 5.00%, 08/01/33 (Call 08/01/27)	1,000	1,107,793

Security	Par (000)	Value
New York (continued)
Series B-1, 5.00%, 08/01/35 (Call 08/01/28)	$1,120	$1,241,541
Series B-1, 5.00%, 11/01/35 (Call 11/01/25)	1,015	1,091,168
Series B-1, 5.00%, 11/01/37 (Call 05/01/24)	1,500	1,566,162
Series B-1, 5.00%, 08/01/40 (Call 08/01/26)	765	824,192
Series B-1, 5.00%, 08/01/45 (Call 08/01/27)	1,000	1,084,772
Series C, 5.00%, 11/01/24	950	1,018,336
Series C, 5.00%, 11/01/25 (Call 05/01/25)	1,250	1,351,503
Series C, 5.00%, 11/01/26	115	129,017
Series C, 5.00%, 11/01/26 (Call 11/01/25)	900	983,227
Series C, 5.00%, 11/01/27 (Call 05/01/25)	460	496,269
Series C, 5.00%, 11/01/27 (Call 11/01/25)	500	545,375
Series C, 5.00%, 11/01/29 (Call 05/01/27)	1,000	1,116,321
Series C-1, 4.00%, 11/01/38 (Call 05/01/29)	1,000	1,041,498
Series C-1, 4.00%, 11/01/42 (Call 05/01/29)	1,500	1,549,529
Series C-1, 5.00%, 05/01/23	500	516,430
Series C-3, 4.00%, 05/01/44 (Call 05/01/28)	1,085	1,113,905
Series E-1, 5.00%, 02/01/29 (Call 02/01/26)	750	818,027
Series E-1, 5.00%, 02/01/34 (Call 02/01/26)	500	539,330
Series E-1, 5.00%, 02/01/34 (Call 02/01/27)	1,500	1,648,715
Series E-1, 5.00%, 02/01/35 (Call 02/01/25)	940	997,093
Series E-1, 5.00%, 02/01/37 (Call 02/01/27)	200	218,942
Series E-1, 5.00%, 02/01/39 (Call 02/01/26)	500	535,181
Series E-1, 5.00%, 02/01/41 (Call 02/01/25)	1,400	1,473,577
Series E-1, 5.00%, 02/01/42 (Call 07/01/22)	65	65,177
Series F-1, 5.00%, 02/01/29 (Call 02/01/23)	1,500	1,529,384
Series F-1, 5.00%, 05/01/31 (Call 05/01/27)	1,000	1,109,537
Series F-1, 5.00%, 02/01/34 (Call 02/01/23)	1,285	1,307,512
Series F-1, 5.00%, 05/01/36 (Call 05/01/27)	1,000	1,101,431
Series F-1, 5.00%, 05/01/39 (Call 07/01/22)	340	340,945
Series I, 5.00%, 05/01/42 (Call 05/01/23)	325	332,057
New York City Trust for Cultural Resources RB
Series A, 5.00%, 01/01/34 (Call 01/01/29)	1,000	1,148,931
Series A, 5.00%, 01/01/37 (Call 01/01/29)	500	568,324
Series A, 5.00%, 01/01/38 (Call 01/01/29)	500	567,194
New York City Water & Sewer System RB
5.00%, 06/15/33 (Call 06/15/22)	1,000	1,001,423
Series AA, 4.00%, 06/15/46 (Call 12/15/26)	1,500	1,528,617
Series AA, 5.00%, 06/15/27	1,000	1,131,928
Series BB, 5.00%, 06/15/46 (Call 06/15/23)	195	198,104
Series BB, 5.00%, 06/15/46 (Call 06/15/25)	500	531,754
Series CC-1, 4.00%, 06/15/33 (Call 12/15/26)	250	260,827
Series CC-1, 5.00%, 06/15/47 (Call 06/15/24)	1,000	1,041,775
Series DD, 5.00%, 06/15/29 (Call 06/15/24)	1,000	1,054,372
Series DD, 5.00%, 06/15/39 (Call 06/15/24)	500	523,010
Series DD-1, 5.00%, 06/15/30	500	591,983
Series EE, 5.00%, 06/15/31	690	827,769
Series EE, 5.00%, 06/15/36 (Call 06/15/27)	500	551,349
Series FF, 4.00%, 06/15/45 (Call 06/15/22)	500	500,532
Series FF-1, 5.00%, 06/15/49 (Call 06/15/29)	1,070	1,184,202
New York Convention Center Development Corp. RB
5.00%, 11/15/40 (Call 11/15/25)	250	268,947
Series A, 0.00%, 11/15/48(c)	500	136,955
Series A, 5.00%, 11/15/46 (Call 11/15/26)	500	532,645
New York Liberty Development Corp. RB, 4.00%, 02/15/43 (Call 02/15/30)	500	508,575
New York Power Authority RB
4.00%, 11/15/47 (Call 11/15/31)	500	513,708
5.00%, 11/15/26 (AGM)	500	560,493
5.00%, 11/15/27 (AGM)	500	571,175
5.00%, 11/15/31 (AGM)	1,000	1,191,655

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series A, 4.00%, 11/15/50 (Call 05/15/30)	$1,500	$1,519,236
Series A, 4.00%, 11/15/55 (Call 05/15/30)	1,000	1,009,031
Series A, 4.00%, 11/15/60 (Call 05/15/30)	800	804,499
Series A, 5.00%, 11/15/22	725	737,250
New York State Dormitory Authority RB
3.00%, 07/01/45 (Call 07/01/32)	750	646,946
3.00%, 03/15/51 (Call 03/15/31)	1,780	1,522,755
4.00%, 07/01/42 (Call 07/01/32)	1,000	1,043,996
4.00%, 07/01/45 (Call 07/01/29)	1,145	1,168,003
4.00%, 03/15/46 (Call 03/15/32)	1,000	1,028,478
4.00%, 07/01/46 (Call 07/01/29)	1,000	996,790
4.00%, 03/15/47 (Call 09/15/30)	2,500	2,561,219
4.00%, 03/15/48 (Call 09/15/30)	2,830	2,896,943
5.00%, 07/01/28	1,000	1,133,496
5.00%, 03/15/29 (Call 09/15/25)	315	341,581
5.00%, 07/01/30	1,000	1,130,681
5.00%, 03/15/31	2,500	2,963,511
5.00%, 03/15/34 (Call 09/15/26)	1,000	1,087,977
5.00%, 07/01/45 (Call 07/01/25)	100	103,478
Series 1, 5.50%, 07/01/40 (AMBAC)	400	505,127
Series A, 4.00%, 03/15/35 (Call 09/15/30)	1,950	2,051,452
Series A, 4.00%, 03/15/37 (Call 03/15/31)	2,000	2,100,052
Series A, 4.00%, 07/01/41 (Call 07/01/26)	500	509,968
Series A, 4.00%, 03/15/47 (Call 03/15/28)	500	507,618
Series A, 4.00%, 07/01/47 (Call 07/01/32)	310	301,176
Series A, 4.00%, 07/01/48 (Call 07/01/31)	500	494,730
Series A, 5.00%, 03/15/24	1,335	1,408,777
Series A, 5.00%, 12/15/24 (Call 12/15/22)	250	254,443
Series A, 5.00%, 12/15/25 (Call 12/15/22)	1,000	1,017,608
Series A, 5.00%, 02/15/26 (Call 02/15/24)	355	372,473
Series A, 5.00%, 07/01/26	1,125	1,239,753
Series A, 5.00%, 10/01/26	255	285,578
Series A, 5.00%, 10/01/27	500	570,585
Series A, 5.00%, 03/15/28 (Call 03/15/25)	340	364,844
Series A, 5.00%, 10/01/28	500	579,480
Series A, 5.00%, 12/15/28 (Call 12/15/22)	575	584,876
Series A, 5.00%, 02/15/29 (Call 02/15/27)	920	1,013,105
Series A, 5.00%, 02/15/30 (Call 02/15/24)	715	749,699
Series A, 5.00%, 03/15/30 (Call 03/15/25)	400	429,229
Series A, 5.00%, 12/15/30 (Call 12/15/22)	500	508,399
Series A, 5.00%, 03/15/31 (Call 03/15/25)	1,000	1,073,071
Series A, 5.00%, 03/15/32 (Call 03/15/24)	340	356,030
Series A, 5.00%, 02/15/33 (Call 08/15/26)	1,500	1,651,783
Series A, 5.00%, 03/15/33 (Call 09/15/26)	500	550,786
Series A, 5.00%, 03/15/33 (Call 03/15/28)	300	333,422
Series A, 5.00%, 03/15/33 (Call 09/15/30)	1,000	1,164,526
Series A, 5.00%, 03/15/34 (Call 03/15/29)	1,000	1,129,464
Series A, 5.00%, 03/15/35 (Call 03/15/25)	500	533,045
Series A, 5.00%, 03/15/35 (Call 03/15/29)	2,000	2,253,362
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,710,279
Series A, 5.00%, 02/15/36 (Call 02/15/27)	500	542,541
Series A, 5.00%, 02/15/36 (PR 02/15/23)	2,000	2,050,412
Series A, 5.00%, 03/15/36 (Call 03/15/31)	1,000	1,152,182
Series A, 5.00%, 03/15/37 (Call 03/15/29)	1,000	1,121,420
Series A, 5.00%, 07/01/37 (PR 07/01/22)	1,760	1,765,587
Series A, 5.00%, 03/15/38 (PR 03/15/23)	500	513,926
Series A, 5.00%, 03/15/39 (Call 03/15/29)	1,000	1,116,843
Series A, 5.00%, 02/15/40 (Call 08/15/26)	500	544,954
Series A, 5.00%, 03/15/40 (Call 03/15/29)	1,000	1,115,393
Series A, 5.00%, 03/15/41 (Call 03/15/27)	350	382,100

Security	Par (000)	Value
New York (continued)
Series A, 5.00%, 07/01/41 (Call 07/01/26)	$250	$267,958
Series A, 5.00%, 02/15/43 (PR 02/15/23)	500	512,603
Series A, 5.00%, 07/01/43 (PR 07/01/23)	1,025	1,062,674
Series A, 5.00%, 03/15/44 (Call 03/15/24)	500	520,355
Series A, 5.00%, 03/15/44 (Call 03/15/27)	105	113,820
Series A, 5.00%, 07/01/46 (Call 01/01/27)	250	261,631
Series A, 5.00%, 10/01/47	300	382,006
Series A, 5.00%, 07/01/48 (Call 07/01/28)	500	558,853
Series A, 5.00%, 10/01/48	500	639,882
Series A, 5.00%, 07/01/49 (Call 07/01/29)	500	549,021
Series A, 5.00%, 10/01/50	310	398,983
Series A, 5.25%, 03/15/39 (Call 09/15/28)	725	828,129
Series A-2, 5.00%, 10/01/46	225	285,086
Series A-2, 5.00%, 10/01/46 (Call 04/01/26)	720	781,009
Series B, 5.00%, 10/01/22	125	126,566
Series B, 5.00%, 10/01/23	800	835,239
Series B, 5.00%, 10/01/24	190	203,201
Series B, 5.00%, 10/01/25	2,100	2,299,861
Series B, 5.00%, 02/15/26	670	740,090
Series B, 5.00%, 02/15/27	420	471,990
Series B, 5.00%, 10/01/27 (Call 04/01/26)	510	564,986
Series B, 5.00%, 02/15/31 (Call 02/15/25)	1,000	1,070,379
Series B, 5.00%, 02/15/31 (Call 08/15/27)	750	827,475
Series B, 5.00%, 02/15/34 (Call 02/15/25)	500	534,375
Series B, 5.00%, 02/15/34 (Call 08/15/27)	1,000	1,093,992
Series B, 5.00%, 02/15/37 (Call 08/15/27)	500	544,853
Series B, 5.00%, 02/15/38 (Call 02/15/25)	500	531,670
Series B, 5.00%, 10/01/38 (Call 04/01/28)	1,000	1,119,675
Series B, 5.00%, 02/15/43 (Call 08/15/27)	1,000	1,079,571
Series B, 5.00%, 07/01/50 (Call 07/01/29)	500	557,567
Series C, 4.00%, 07/01/49 (Call 07/01/29)	500	512,760
Series C, 5.00%, 03/15/35 (Call 03/15/24)	500	524,471
Series C, 5.00%, 03/15/36 (Call 03/15/28)	1,000	1,103,518
Series C, 5.00%, 03/15/38 (Call 03/15/28)	500	549,864
Series C, 5.50%, 07/01/23 (NPFGC)	135	138,061
Series D, 4.00%, 02/15/47 (Call 02/15/30)	4,000	4,091,967
Series D, 5.00%, 02/15/23	200	205,041
Series D, 5.00%, 02/15/25	1,400	1,512,116
Series D, 5.00%, 02/15/28	1,000	1,139,910
Series D, 5.00%, 02/15/28 (Call 08/15/26)	200	221,588
Series E, 3.00%, 03/15/41 (Call 03/15/32)	2,000	1,776,252
Series E, 4.00%, 03/15/27 (Call 09/15/25)	400	422,716
Series E, 4.00%, 03/15/39 (Call 03/15/32)	1,985	2,071,889
Series E, 5.00%, 02/15/23	500	512,488
Series E, 5.00%, 02/15/24	1,000	1,053,185
Series E, 5.00%, 03/15/31 (Call 09/15/25)	1,000	1,084,385
Series F, 5.00%, 10/01/26 (Call 10/01/22) (AGM, SAW)	400	404,677
New York State Environmental Facilities Corp. RB
4.00%, 06/15/42 (Call 06/15/32)	1,000	1,060,387
4.00%, 06/15/45 (Call 06/15/29)	1,095	1,142,433
4.00%, 08/15/46 (Call 02/15/32)	1,000	1,054,210
4.00%, 06/15/49 (Call 06/15/29)	2,550	2,650,144
5.00%, 05/15/23	665	687,172
5.00%, 03/15/24	280	295,982
5.00%, 08/15/31	300	358,271
5.00%, 06/15/35 (Call 06/15/28)	365	410,768
Series A, 4.00%, 06/15/26 (Call 06/15/22)	520	520,544
Series A, 5.00%, 06/15/22	375	375,541
Series A, 5.00%, 06/15/23	460	476,529
Series A, 5.00%, 06/15/23 (Call 06/15/22)	640	640,899

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series A, 5.00%, 06/15/24 (Call 06/15/22)	$640	$640,899
Series A, 5.00%, 06/15/30 (Call 06/15/23)	315	325,690
Series A, 5.00%, 06/15/35 (Call 06/15/27)	200	221,897
Series A, 5.00%, 06/15/41 (Call 06/15/26)	1,000	1,092,994
Series A, 5.00%, 08/15/44 (Call 08/15/29)	500	564,429
Series A, 5.00%, 06/15/46 (Call 06/15/27)	835	912,071
Series A, 5.00%, 02/15/49 (Call 08/15/29)	1,200	1,347,084
Series B, 4.00%, 06/15/49 (Call 06/15/29)	500	519,636
Series B, 5.00%, 06/15/24	250	265,858
Series B, 5.00%, 06/15/28	500	572,999
Series B, 5.00%, 06/15/43 (Call 06/15/28)	1,000	1,112,522
Series D, 5.00%, 06/15/25 (Call 06/15/22)	2,000	2,002,810
Series DD-3, 5.00%, 06/15/29 (Call 06/15/24)	1,345	1,424,483
Series E, 5.00%, 06/15/47 (Call 06/15/27)	1,000	1,091,645
New York State Thruway Authority Highway & Bridge Trust Fund RB
Series A, 5.00%, 04/01/28 (Call 07/01/22)	530	531,551
Series A, 5.00%, 04/01/29 (Call 07/01/22)	1,500	1,504,390
New York State Thruway Authority RB 4.00%, 03/15/52 (Call 03/15/31)	775	790,707
Series A, 4.00%, 01/01/51 (Call 01/01/26)	585	591,137
Series A, 5.00%, 01/01/31 (Call 01/01/26)	100	107,785
Series A, 5.00%, 01/01/46 (Call 01/01/26)	500	530,492
Series A, 5.00%, 01/01/51 (Call 01/01/26)	600	634,506
Series A, 5.25%, 01/01/56 (Call 01/01/26)	2,765	2,954,900
Series A-1, 4.00%, 03/15/36 (Call 03/15/31)	1,500	1,570,723
Series A-1, 4.00%, 03/15/59 (Call 03/15/31)	1,000	1,015,017
Series B, 4.00%, 01/01/38 (Call 01/01/30)	1,500	1,544,195
Series B, 4.00%, 01/01/50 (Call 01/01/30)	1,000	1,018,236
Series J, 5.00%, 01/01/25 (Call 01/01/24)	130	135,848
Series J, 5.00%, 01/01/26 (Call 01/01/24)	100	104,419
Series J, 5.00%, 01/01/27 (Call 01/01/24)	1,970	2,056,110
Series K, 5.00%, 01/01/24	215	225,427
Series K, 5.00%, 01/01/30 (Call 01/01/25)	465	494,064
Series K, 5.00%, 01/01/31 (Call 01/01/25)	250	266,013
Series K, 5.00%, 01/01/32 (Call 01/01/25)	340	360,463
Series L, 4.00%, 01/01/36 (Call 01/01/28)	500	514,829
Series L, 5.00%, 01/01/24	500	524,249
Series L, 5.00%, 01/01/25	200	214,368
Series L, 5.00%, 01/01/35 (Call 01/01/28)	810	896,023
Series N, 3.00%, 01/01/49 (Call 01/01/30)	500	411,578
Series N, 4.00%, 01/01/47 (Call 01/01/30)	1,225	1,251,170
Series O, 4.00%, 01/01/48 (Call 07/01/31)	1,000	1,014,770
New York State Urban Development Corp. RB
4.00%, 03/15/45 (Call 09/15/30)	500	513,664
4.00%, 03/15/49 (Call 09/15/30)	1,000	1,023,476
5.00%, 03/15/23	750	770,726
5.00%, 03/15/31 (Call 09/15/30)	500	579,899
5.00%, 03/15/38 (Call 09/15/30)	2,000	2,261,226
5.00%, 03/15/47 (Call 09/15/30)	1,000	1,115,091
Series A, 4.00%, 03/15/39 (Call 09/15/30)	1,000	1,037,975
Series A, 4.00%, 03/15/40 (Call 09/15/30)	1,000	1,036,342
Series A, 5.00%, 03/15/25	350	378,335
Series A, 5.00%, 03/15/27 (Call 03/15/26)	155	170,410
Series A, 5.00%, 03/15/29 (Call 09/15/25)	750	806,631
Series A, 5.00%, 03/15/31 (Call 03/15/26)	400	437,938
Series A, 5.00%, 03/15/32 (Call 03/15/27)	500	554,571
Series A, 5.00%, 03/15/35 (Call 09/15/25)	350	370,754
Series A, 5.00%, 03/15/35 (Call 03/15/26)	200	217,757
Series A, 5.00%, 03/15/41 (Call 09/15/30)	2,000	2,249,086

Security	Par (000)	Value
New York (continued)
Series A-1, 5.00%, 03/15/24 (Call 03/15/23)	$600	$616,341
Series A-1, 5.00%, 03/15/28 (Call 03/15/23)	520	532,879
Series A-1, 5.00%, 03/15/43 (Call 03/15/23)	240	244,332
Series C, 5.00%, 03/15/24 (Call 03/15/23)	700	719,065
Series C, 5.00%, 03/15/31 (Call 03/15/23)	655	670,755
Series C-1, 5.00%, 03/15/27	285	322,046
Series C-3, 5.00%, 03/15/39 (Call 09/15/27)	500	552,433
Series D, 5.00%, 03/15/24 (Call 03/15/23)	1,000	1,027,236
Series E, 3.00%, 03/15/40 (Call 03/15/30)	500	455,247
Series E, 4.00%, 03/15/36 (Call 03/15/30)	1,000	1,043,845
Series E, 5.00%, 03/15/25 (Call 03/15/23)	100	102,358
Series E, 5.00%, 03/15/28 (Call 03/15/23)	1,325	1,357,817
Onondaga County Trust for Cultural Resources RB
4.00%, 12/01/49 (Call 12/01/29)	500	505,550
5.00%, 12/01/39 (Call 12/01/29)	1,000	1,123,522
5.00%, 12/01/40 (Call 12/01/29)	500	560,259
5.00%, 12/01/43 (Call 12/01/29)	500	559,535
Onondaga County Water Authority RB, Series A, 3.00%, 09/15/44 (Call 09/15/29)	1,000	902,827
Port Authority of New York & New Jersey RB
4.00%, 12/01/28	250	271,279
4.00%, 12/15/40 (Call 06/15/24)	400	405,856
4.00%, 06/15/44 (Call 06/15/24)	250	253,136
4.00%, 09/01/45 (Call 09/01/29)	1,000	1,030,763
5.00%, 07/15/24	125	132,978
5.00%, 07/15/25	750	813,488
5.00%, 07/15/29	520	596,565
5.00%, 09/01/32 (Call 09/01/29)	1,000	1,126,804
5.00%, 11/01/32 (Call 11/01/29)	1,000	1,129,048
5.00%, 07/15/33 (Call 07/15/30)	500	572,165
5.00%, 09/01/33 (Call 09/01/29)	1,000	1,121,155
5.00%, 09/01/34 (Call 09/01/24)	250	265,281
Series 111, 4.00%, 09/01/43 (Call 09/01/28)	750	774,635
Series 173, 4.00%, 12/01/31 (Call 06/20/22)	250	250,362
Series 173, 4.00%, 06/01/32 (Call 06/20/22)	170	170,246
Series 184, 5.00%, 09/01/36 (Call 09/01/24)	400	423,996
Series 194, 5.00%, 10/15/29 (Call 10/15/25)	1,000	1,082,576
Series 194, 5.00%, 10/15/34 (Call 10/15/25)	1,000	1,079,209
Series 194, 5.00%, 10/15/41 (Call 10/15/25)	500	531,445
Series 198, 5.00%, 11/15/46 (Call 11/15/26)	1,000	1,072,552
Series 198, 5.25%, 11/15/56 (Call 11/15/26)	500	536,486
Series 200, 5.00%, 04/15/57 (Call 04/15/27)	500	541,279
Series 205, 5.00%, 11/15/25	1,000	1,092,717
Series 209, 5.00%, 07/15/35 (Call 07/15/28)	500	563,140
Series 217, 4.00%, 11/01/49 (Call 11/01/29)	555	570,475
Series 224, 4.00%, 07/15/51 (Call 07/15/31)	1,500	1,545,789
Series 224, 4.00%, 07/15/61 (Call 07/15/31)	1,500	1,533,723
Series 5, 5.38%, 03/01/28	415	454,932
Sales Tax Asset Receivable Corp. RB
Series A, 5.00%, 10/15/22	475	481,636
Series A, 5.00%, 10/15/23	300	313,598
Series A, 5.00%, 10/15/24	1,890	2,026,199
Series A, 5.00%, 10/15/26 (PR 10/15/24)	1,120	1,200,710
Series A, 5.00%, 10/15/28 (PR 10/15/24)	3,250	3,484,204
Series A, 5.00%, 10/15/29 (PR 10/15/24)	1,570	1,683,139
Series A, 5.00%, 10/15/30 (PR 10/15/24)	1,440	1,543,770
Series A, 5.00%, 10/15/31 (Call 10/15/24)	1,385	1,484,807
State of New York GO
Series A, 4.00%, 03/01/38 (PR 03/01/23)	200	203,815
Series A, 5.00%, 02/15/23	100	102,512

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
Series A, 5.00%, 03/01/23	$1,000	$1,026,555
Series A, 5.00%, 03/01/24	810	854,570
Series A, 5.00%, 02/15/25	1,000	1,079,669
Series A, 5.00%, 03/01/26 (Call 03/01/23)	300	307,944
Series A, 5.00%, 03/15/27	500	565,723
Series A, 5.00%, 03/01/28 (Call 03/01/23)	370	379,797
Series A, 5.00%, 03/15/31	500	601,838
Suffolk County Water Authority RB
4.00%, 06/01/31 (Call 06/01/25)	1,000	1,026,889
5.00%, 06/01/24	275	291,587
Series A, 4.00%, 06/01/39 (Call 06/01/25)	500	506,086
Series A, 4.00%, 06/01/41 (Call 06/01/28)	3,485	3,566,923
Series A, 5.00%, 06/01/25 (Call 06/01/24)	15	15,911
Series B, 3.00%, 06/01/44 (Call 06/01/30)	610	549,270
Syracuse Industrial Development Agency RB
Series A, 4.00%, 05/01/33 (Call 05/01/27) (SAW)	500	514,184
Series A, 5.00%, 05/01/31 (Call 05/01/27) (SAW)	500	558,191
Series A, 5.00%, 05/01/32 (Call 05/01/27) (SAW)	130	144,964
Town of Brookhaven NY GOL
4.00%, 07/15/26	3,285	3,537,398
4.00%, 03/15/28 (Call 03/15/24)	250	257,648
5.00%, 05/01/27 (Call 05/01/25)	600	650,671
Series C, 5.00%, 01/15/23	2,000	2,044,729
Town of Hempstead NY GOL
5.00%, 06/15/28	1,000	1,153,897
Series A, 5.00%, 06/15/22	1,950	1,952,732
Town of Oyster Bay NY GOL
3.00%, 02/01/25 (AGM)	1,370	1,391,664
Series A, 2.00%, 03/01/33 (Call 03/01/28) (AGM)	2,000	1,715,495
Triborough Bridge & Tunnel Authority RB
4.00%, 05/15/51 (Call 05/15/32)	1,000	1,027,809
5.00%, 11/15/34 (Call 05/15/27)	225	247,734
5.00%, 11/15/43 (Call 05/15/29)	665	738,159
5.00%, 05/15/52	250	299,997
Series A, 0.00%, 11/15/30(c)	445	333,678
Series A, 0.00%, 11/15/32(c)	200	136,564
Series A, 4.00%, 11/15/54 (Call 11/15/30)	2,095	2,120,966
Series A, 5.00%, 11/15/22	150	152,346
Series A, 5.00%, 11/15/23	245	256,409
Series A, 5.00%, 11/15/24	1,355	1,452,167
Series A, 5.00%, 11/15/24 (Call 05/15/23)	290	298,411
Series A, 5.00%, 11/15/27 (Call 05/15/23)	500	513,063
Series A, 5.00%, 11/15/40 (Call 05/15/25)	250	266,461
Series A, 5.00%, 11/15/43 (Call 05/15/28)	500	548,962
Series A, 5.00%, 11/15/46 (Call 05/15/26)	1,375	1,489,854
Series A, 5.00%, 11/15/51 (Call 05/15/31)	625	702,961
Series A, 5.00%, 11/15/56 (Call 05/15/31)	500	560,198
Series A-1, 4.00%, 05/15/46 (Call 05/15/31)	925	952,320
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/24)(a)(b)	190	189,083
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/26)(a)(b)	190	185,920
Series A-2, VRDN,2.00%, 05/15/45 (Put 05/15/28)(a)(b)	835	801,245
Series B, 0.00%, 11/15/32(c)	700	485,392
Series B, 5.00%, 11/15/22	500	508,484
Series B, 5.00%, 11/15/24	250	267,927
Series B, 5.00%, 11/15/24 (Call 11/15/22)	650	659,393
Series B, 5.00%, 11/15/25 (Call 11/15/22)	710	720,130

Security	Par/ Shares (000)	Value
New York (continued)
Series B, 5.00%, 11/15/27 (Call 11/15/22)	$415	$420,883
Series B, 5.00%, 11/15/31 (Call 05/15/27)	1,000	1,108,386
Series B, 5.00%, 11/15/35 (Call 05/15/27)	325	357,070
Series B, 5.00%, 11/15/37 (Call 05/15/27)	1,685	1,843,241
Series B, 5.00%, 11/15/38 (Call 05/15/27)	250	273,176
Series C-1, 5.00%, 11/15/25	1,000	1,096,912
Series C-1, 5.00%, 11/15/26	1,000	1,120,986
Series C-1A, 5.00%, 05/15/51 (Call 11/15/31)	1,000	1,134,996
United Nations Development Corp. RB, Series A, 5.00%, 07/01/26	125	139,245
Utility Debt Securitization Authority RB
5.00%, 12/15/24 (Call 12/15/22)	700	713,197
5.00%, 06/15/27 (CALL 06/15/25)	1,000	1,082,620
5.00%, 12/15/32 (Call 12/15/25)	2,025	2,207,403
5.00%, 12/15/33 (Call 12/15/25)	400	435,462
5.00%, 12/15/35 (Call 12/15/25)	600	652,130
5.00%, 12/15/36 (Call 12/15/25)	150	163,458
5.00%, 12/15/37 (Call 12/15/25)	750	816,758
5.00%, 12/15/39 (Call 12/15/27)	1,200	1,344,427
5.00%, 12/15/40 (Call 12/15/27)	1,500	1,678,701
5.00%, 12/15/41 (Call 12/15/27)	2,030	2,269,552
Series A, 5.00%, 12/15/35 (Call 06/15/26)	375	413,203
Series B, 5.00%, 12/15/24 (Call 12/15/22)	650	662,255
Series TE, 5.00%, 12/15/29 (Call 12/15/23)	1,250	1,311,175
Series TE, 5.00%, 12/15/30 (Call 12/15/23)	750	786,705
Series TE, 5.00%, 12/15/35 (Call 12/15/23)	1,000	1,045,829
Series TE, 5.00%, 12/15/41 (Call 12/15/23)	995	1,033,527
Western Nassau County Water Authority RB, Series A, 4.00%, 04/01/51 (Call 04/01/31)	1,255	1,272,323
		534,096,778
Total Municipal Debt Obligations — 98.1%
(Cost: $553,377,622)		534,096,778

Short-Term Securities

Money Market Funds — 0.9%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.58%(d)(e)	5,097	5,097,432

Total Short-Term Securities — 0.9%
(Cost: $5,097,432)		5,097,432

Total Investments in Securities — 99.0%
(Cost: $558,475,054)		539,194,210

Other Assets Less Liabilities — 1.0%		5,560,956

Net Assets — 100.0%		$544,755,166

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(c)	Zero-coupon bond.
(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® New York Muni Bond ETF
May 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds New York Money Fund Portfolio	$5,380,325	$—	$(282,893	)(a)	$—	$—	$5,097,432	5,097	$3,417	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations.	$—	$534,096,778	$—	$534,096,778
Money Market Funds	5,097,432	—	—	5,097,432
	$5,097,432	$534,096,778	$—	$539,194,210

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
ETM	Escrowed to Maturity	SAW	State Aid Withholding
GO	General Obligation
GOL	General Obligation Limited